SCHEDULE OF VALUATION ASSUMPTIONS OF OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Weighted average fair value of options granted	$ 3.82	$ 1.57
Risk-free interest rate	4.20%	2.71%
Volatility	45.00%	45.00%
Expected life	6 years 5 months 12 days	5 years 8 months 4 days
Dividend yield	0.00%	0.00%